Offerings - Offering: 1	Jun. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ordinary shares, par value $0.135 per share ("ordinary shares")
Amount Registered | shares	859,609
Proposed Maximum Offering Price per Unit	3.50
Maximum Aggregate Offering Price	$ 3,008,631.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 415.49
Offering Note	(1) The ordinary shares, par value $0.135 per share ("ordinary shares") of Silexion Therapeutics Corp ("Silexion" or the "Company") being registered hereunder are being registered for sale by the selling shareholders named in the prospectus. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement for which this filing fee table serves as an exhibit also covers an indeterminate number of additional ordinary shares as may be issuable as a result of share splits, share dividends or similar transactions. (2) The ordinary shares registered for sale consist of: (a) 446,623 ordinary shares issued or issuable to a selling shareholder upon conversion of outstanding amounts owed to it under a convertible promissory note issued by the Company to that selling shareholder, and (b) an aggregate of 412,986 ordinary shares issuable upon exercise of warrants held by selling shareholders, consisting of (i) 204,500 ordinary shares issuable upon exercise of 204,500 Series C warrants held by selling shareholders, (ii) 194,520 ordinary shares issuable upon the exercise of 194,520 Series D warrants held by selling shareholders, and (iii) 13,966 ordinary shares issuable upon exercise of 13,966 placement agent warrants held by selling shareholders. All of the foregoing warrants were issued by the Company to selling shareholders pursuant to an induced warrant exercise transaction that was completed on May 18, 2026 by and between the Company and certain selling shareholders, or pursuant to a related agreement between the Company and the placement agent for the transaction. (3) The proposed maximum offering price per share has been estimated solely for purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high ($3.98) and low $3.02) sales prices of the ordinary shares on the Nasdaq Capital Market on June 10, 2026.